UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
FundVantage Trust
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pacific Capital Tax-Free
Securities Fund
Class Y | PTXFX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Pacific Capital Tax-Free Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacific Capital Tax-Free Securities Fund (Class Y / PTXFX)	$7	0.13%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$250,571,219
Total number of portfolio holdings	93
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	24%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
AAA	6.2%
AA	85.4%
A	6.8%
BAA	0.3%
Cash	1.3%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Fund Changes During the Period
Following is a summary of material changes planned for the Fund since the beginning of the reporting period:
On December 2, 2025, the Fund’s Board of Trustees approved the reorganization of the Pacific Capital Tax-Free Short Intermediate Securities Fund into the Fund (the “Reorganization”). The Reorganization has not occurred as of the date the shareholder report was issued.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.boh.com/personal/mutual-funds.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 678-6034, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pacific Capital Tax-Free Securities Fund Class Y (PTXFX)
Semi-Annual Shareholder Report — October 31, 2025
PTXFX-10/25-SAR

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y | PTFSX
Semi-Annual Shareholder Report — October 31, 2025
This semi-annual shareholder report contains important information about the Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
This report describes planned changes made to the Fund since the beginning of the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Pacific Capital Tax-Free Short Intermediate Securities Fund (Class Y / PTFSX)	$22	0.43%*
* Annualized
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$41,161,609
Total number of portfolio holdings	46
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	30%
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
AAA	0.4%
AA	86.2%
A	7.0%
BAA	3.8%
Cash	2.6%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Fund Changes During the Period
Following is a summary of material changes planned for the Fund since the beginning of the reporting period:
On December 2, 2025, the Fund’s Board of Trustees approved the reorganization of the Fund into the Pacific Capital Tax-Free Securities Fund (the “Reorganization”). The Reorganization has not occurred as of the date the shareholder report was issued.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.boh.com/personal/mutual-funds.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 678-6034, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y (PTFSX)
Semi-Annual Shareholder Report — October 31, 2025
PTFSX-10/25-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Pacific Capital Tax-Free Securities Fund
Pacific Capital Tax-Free Short Intermediate Securities Fund
of
FundVantage Trust
Class Y
Semi-Annual Financials and Additional Information
October 31, 2025
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
October 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 97.7%
California — 1.9%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 8/1/27, (AGM-CR FGIC)(a)	$ 5,000,000	$ 4,771,541
Florida — 1.3%
Central Florida Tourism Oversight District GO, Series A, Callable 6/1/34 at 100, 5.00%, 6/1/44	3,000,000	3,213,897
Georgia — 0.4%
Atlanta City Department of Aviation Revenue, Series A, Refunding, Callable 7/1/32 at 100, 5.00%, 7/1/47	1,000,000	1,045,635
Hawaii — 85.5%
Hawaii County GO, Callable 9/1/33 at 100, 5.00%, 9/1/41	870,000	956,177
Hawaii County GO, Callable 9/1/35 at 100, 5.25%, 9/1/45	5,000,000	5,517,488
Hawaii County GO, Series A, Refunding, Callable 3/1/27 at 100, 5.00%, 9/1/34	4,500,000	4,595,744
Hawaii County GO, Series A, Refunding, Callable 9/1/30 at 100, 4.00%, 9/1/40	1,000,000	1,010,092
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(b)	6,500,000	6,541,245
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 11/23/25 at 100, 3.75%, 1/1/31	3,120,000	3,121,141
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 11/23/25 at 100, 5.00%, 8/1/28	400,000	400,371
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/48	1,500,000	1,513,574
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/30 at 100, 4.00%, 7/1/35	$2,000,000	$ 2,036,819
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/35 at 100, 5.25%, 7/1/51	17,000,000	17,932,188
Hawaii State Airports System Revenue, Series B, OID, Callable 12/3/25 at 100, 4.00%, 7/1/45	50,000	48,426
Hawaii State Airports System Revenue, Series C, Callable 7/1/30 at 100, 5.00%, 7/1/50	130,000	133,849
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	620,000	627,303
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	3,500,000	3,937,501
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/34	2,310,000	2,635,732
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/35	2,430,000	2,754,371
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 7/1/33 at 100, 5.00%, 7/1/36	2,550,000	2,874,657
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/31	2,715,000	3,030,896

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	$ 225,000	$ 228,650
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 1/1/30 at 100, 4.00%, 1/1/31	525,000	532,880
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/40	5,000,000	5,538,369
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/41	5,000,000	5,480,445
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/42	1,135,000	1,231,348
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/28	1,170,000	1,219,715
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/30	800,000	832,570
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/1/27 at 100, 5.00%, 11/1/31	815,000	846,734
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/28	1,040,000	1,071,211
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/32	$ 335,000	$ 343,928
Hawaii State GO, Series EO, Callable 12/3/25 at 100, 5.00%, 8/1/32	1,285,000	1,289,818
Hawaii State GO, Series EO, Unrefunded portion, Callable 12/3/25 at 100, 5.00%, 8/1/26	2,660,000	2,669,713
Hawaii State GO, Series EY, Refunding, Callable 12/3/25 at 100, 5.00%, 10/1/27	1,640,000	1,642,397
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 5.00%, 10/1/30	4,000,000	4,073,254
Hawaii State GO, Series FG, Callable 10/1/26 at 100, 4.00%, 10/1/35	1,000,000	1,004,473
Hawaii State GO, Series FK, 5.00%, 5/1/26	425,000	429,874
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 5.00%, 5/1/33	1,500,000	1,545,528
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 4.00%, 5/1/37	2,000,000	2,009,482
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/36	4,000,000	4,166,160
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/38	2,845,000	2,950,042
Hawaii State GO, Series FW, Callable 1/1/29 at 100, 5.00%, 1/1/37	1,510,000	1,595,489
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/32	810,000	834,216
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/33	1,400,000	1,438,675

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/37	$5,000,000	$ 5,043,566
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/39	3,415,000	3,459,608
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/37	4,500,000	4,933,334
Hawaii State Highway Fund Revenue, Callable 1/1/31 at 100, 5.00%, 1/1/40	1,295,000	1,385,336
Hawaii State Highway Fund Revenue, Series A, Callable 1/1/29 at 100, 5.00%, 1/1/37	3,500,000	3,694,908
Hawaii State Highway Fund Revenue, Series A, Callable 12/3/25 at 100, 5.00%, 1/1/31	800,000	800,932
Honolulu City & County Board of Water Supply Revenue, Callable 7/1/33 at 100, 5.00%, 7/1/48	4,645,000	4,897,354
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/49	3,760,000	4,072,657
Honolulu City & County GO, Series A, Callable 12/3/25 at 100, 4.00%, 11/1/37	1,000,000	1,000,249
Honolulu City & County GO, Series A, Callable 7/1/34 at 100, 5.25%, 7/1/46	3,225,000	3,510,853
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/42	960,000	1,001,445
Honolulu City & County GO, Series D, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/39	10,000,000	11,412,605
Honolulu City & County GO, Series E, OID, Refunding, Callable 9/1/27 at 100, 3.00%, 9/1/31	250,000	250,565
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/38	$4,525,000	$ 5,222,051
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 7/1/29 at 100, 4.00%, 7/1/34	2,130,000	2,203,927
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 7/1/33 at 100, 5.25%, 7/1/53	10,000,000	10,689,019
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 7/1/35	125,000	126,164
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/32 at 100, 5.25%, 7/1/51	5,000,000	5,309,522
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 7/1/34 at 100, 5.00%, 7/1/42	6,995,000	7,659,297
Honolulu City & County Wastewater System Revenue, Series B, Senior Green Bond, Callable 7/1/35 at 100, 5.25%, 7/1/55	9,000,000	9,749,976
Kauai County GO, 5.00%, 8/1/27	250,000	260,345
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/31	250,000	259,216
Kauai County GO, Callable 8/1/27 at 100, 4.00%, 8/1/33	295,000	300,807
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/37	40,000	40,857

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Callable 8/1/27 at 100, 5.00%, 8/1/42	$ 775,000	$ 783,231
Kauai County GO, Refunding, 5.00%, 8/1/32	2,750,000	3,154,710
Maui County GO, Callable 3/1/31 at 100, 4.00%, 3/1/38	1,020,000	1,048,048
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/37	1,600,000	1,858,875
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/42	2,200,000	2,425,233
Maui County GO, Refunding, 5.00%, 9/1/28	1,070,000	1,141,405
Maui County GO, Refunding, Callable 12/3/25 at 100, 3.00%, 9/1/32	195,000	194,122
Maui County GO, Refunding, Callable 9/1/28 at 100, 4.00%, 9/1/31	5,305,000	5,495,918
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/31	1,000,000	1,023,225
University of Hawaii Revenue, Series B, Refunding, Callable 12/3/25 at 100, 5.00%, 10/1/34	600,000	601,137
University of Hawaii Revenue, Series B, Refunding, Callable 12/3/25 at 100, 5.00%, 10/1/35	1,000,000	1,001,856
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/33	315,000	331,301
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/36	3,000,000	3,109,242
University of Hawaii Revenue, Series F, Refunding, Callable 10/1/27 at 100, 5.00%, 10/1/37	2,000,000	2,067,758
		214,163,199
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Michigan — 1.0%
Michigan State University Revenue, Series A, Refunding, Callable 2/15/33 at 100, 5.00%, 8/15/41	$2,160,000	$ 2,340,087
Missouri — 0.6%
St Louis City Airport Revenue, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/41, (AGM)	1,400,000	1,518,451
Ohio — 1.1%
Ohio State GO, Series A, Callable 6/15/35 at 100, 5.00%, 6/15/42	2,500,000	2,774,852
Pennsylvania — 0.5%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Callable 12/1/28 at 100, 5.00%, 12/1/43	1,290,000	1,328,280
Tennessee — 0.9%
Metropolitan Nashville Airport Authority Revenue, Series A, Callable 7/1/30 at 100, 5.00%, 7/1/49	2,255,000	2,315,415
Texas — 2.8%
Board of Regents of the University of Texas System Revenue, Series B, Refunding, Callable 8/15/34 at 100, 5.00%, 8/15/42	3,195,000	3,502,095
Dallas Area Rapid Transit Revenue, Senior Lien, Series B, Refunding, Callable 12/1/30 at 100, 5.00%, 12/1/47	1,605,000	1,665,450
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/1/27, (AGM)(a)	2,000,000	1,878,395
		7,045,940
Virginia — 1.2%
Hampton Roads Transportation Accountability Commission Revenue, Senior Lien, Series A, Callable 7/1/34 at 100, 5.00%, 7/1/49	2,840,000	3,005,722

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Washington — 0.5%
Port of Seattle Revenue, Series B, AMT, Refunding, Callable 7/1/34 at 100, 5.25%, 7/1/43	$1,175,000	$ 1,266,110
TOTAL MUNICIPAL BONDS (Cost $243,383,881)		244,789,129
	Number of Shares
SHORT-TERM INVESTMENT — 1.3%
Money Market Fund — 1.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(c)	3,312,801	3,312,801
TOTAL SHORT-TERM INVESTMENT (Cost $3,312,801)		3,312,801

TOTAL INVESTMENTS - 99.0% (Cost $246,696,682)		248,101,930
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		2,469,289
NET ASSETS - 100.0%		$250,571,219

(a)	Zero coupon bond.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	Rate disclosed is the 7-day yield at October 31, 2025.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
OID	Original Issue Discount
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
October 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 96.5%
Florida — 0.4%
Florida Housing Finance Corp. Revenue, Series 1, Callable 7/1/29 at 100, 2.00%, 7/1/32, (GNMA/FNMA/FHLMC)	$ 170,000	$ 153,028
Guam — 2.9%
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.25%, 7/1/39	395,000	435,951
Guam Government Waterworks Authority Revenue, Series A, Callable 7/1/35 at 100, 5.50%, 7/1/43	725,000	782,243
		1,218,194
Hawaii — 89.4%
Hawaii County GO, Refunding, Callable 9/1/33 at 100, 5.00%, 9/1/40	1,800,000	1,995,506
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(a)	1,500,000	1,509,518
Hawaii State Airports System Revenue, AMT, COP, Callable 11/23/25 at 100, 5.00%, 8/1/27	300,000	300,261
Hawaii State Airports System Revenue, Series A, AMT, Callable 7/1/28 at 100, 5.00%, 7/1/33	225,000	235,142
Hawaii State Airports System Revenue, Series B, 5.00%, 7/1/27	910,000	944,879
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 5.00%, 7/1/33	325,000	356,517
Hawaii State Airports System Revenue, Series D, Refunding, Callable 7/1/30 at 100, 5.00%, 7/1/34	175,000	191,272
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 7/1/28	1,340,000	1,415,275
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/28	$ 500,000	$ 528,087
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/26	25,000	24,993
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	250,000	254,056
Hawaii State Department of Budget & Finance Revenue, The Queen's Health Systems, Series A, Refunding, Callable 7/1/35 at 100, 5.00%, 7/1/36	1,900,000	2,191,609
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/27	100,000	103,137
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 4/1/27 at 100, 5.00%, 4/1/29	55,000	56,643
Hawaii State GO, Series EY, Refunding, Callable 12/3/25 at 100, 5.00%, 10/1/27	400,000	400,585
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/26	170,000	173,691
Hawaii State GO, Series FK, Callable 5/1/27 at 100, 4.00%, 5/1/32	1,000,000	1,015,549
Hawaii State GO, Series FT, Callable 1/1/28 at 100, 5.00%, 1/1/30	30,000	31,563
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	500,000	505,782
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 7/1/30 at 100, 4.00%, 7/1/31	1,000,000	1,030,630

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
October 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 7/1/29	$ 400,000	$ 433,816
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 7/1/26 at 100, 5.00%, 1/1/29	2,000,000	2,027,820
Honolulu City & County GO, Series A, Callable 7/1/33 at 100, 5.00%, 7/1/40	1,000,000	1,105,831
Honolulu City & County GO, Series C, 5.00%, 7/1/26	230,000	233,569
Honolulu City & County GO, Series C, 4.00%, 8/1/26	200,000	202,048
Honolulu City & County GO, Series C, 5.00%, 7/1/28	255,000	271,215
Honolulu City & County GO, Series C, Callable 8/1/29 at 100, 5.00%, 8/1/44	3,260,000	3,376,815
Honolulu City & County GO, Series E, Refunding, 5.00%, 3/1/29	200,000	215,771
Honolulu City & County GO, Series F, Refunding, 5.00%, 7/1/35	1,500,000	1,778,023
Honolulu City & County Multifamily Housing Revenue, Maunakea Tower Apartments, Putable, 5.00%, 6/1/27, (HUD SECT 8)(a)	1,100,000	1,111,371
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 7/1/29 at 100, 4.00%, 7/1/35	900,000	925,484
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Junior, Series A, Refunding, Callable 7/1/34 at 100, 5.00%, 7/1/39	2,000,000	2,257,218
Honolulu City & County Wastewater System Revenue, Senior Lien, Green bond, 5.00%, 7/1/32	2,000,000	2,302,097
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 7/1/31	$1,800,000	$ 2,034,609
Honolulu City & County Wastewater System Revenue, Series B, Senior Green Bond, Callable 7/1/35 at 100, 5.25%, 7/1/40	2,000,000	2,303,167
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/36	1,000,000	1,172,415
Maui County GO, Callable 9/1/35 at 100, 5.00%, 9/1/37	600,000	697,078
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/1/26 at 100, 5.00%, 10/1/30	620,000	634,400
University of Hawaii Revenue, Series D, Refunding, Callable 10/1/30 at 100, 4.00%, 10/1/32	450,000	475,003
		36,822,445
Michigan — 1.3%
Grosse Pointe Public School System GO, Refunding, Callable 5/1/29 at 100, 5.00%, 5/1/38	500,000	528,158
Washington — 2.5%
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/1/25 at 100, 4.00%, 11/1/34	525,000	525,000
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/1/25 at 100, 5.00%, 11/1/36	500,000	500,000
		1,025,000
TOTAL MUNICIPAL BONDS (Cost $39,172,290)		39,746,825

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
October 31, 2025
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 2.6%
Money Market Fund — 2.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.00%(b)	1,058,412	$ 1,058,412
TOTAL SHORT-TERM INVESTMENT (Cost $1,058,412)		1,058,412

TOTAL INVESTMENTS - 99.1% (Cost $40,230,702)		40,805,237
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		356,372
NET ASSETS - 100.0%		$41,161,609

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Rate disclosed is the 7-day yield at October 31, 2025.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Statements of Assets and Liabilities
October 31, 2025
(Unaudited)
	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Investments, at value*	$248,101,930	$40,805,237
Receivables:
Interest	3,335,671	530,721
Prepaid expenses and other assets	1,820	326
Total Assets	251,439,421	41,336,284
Liabilities
Payables:
Distributions to shareholders	739,445	101,768
Capital shares redeemed	53,039	5,623
Administration and accounting fees	23,616	16,032
Audit fees	18,381	18,381
Shareholder reporting fees	12,085	17,068
Transfer agent fees	7,363	7,135
Accrued expenses	14,273	8,668
Total Liabilities	868,202	174,675
Net Assets	$250,571,219	$41,161,609
Net Assets Consisted of:
Capital stock, $0.01 par value	$256,816	$41,702
Paid-in capital	256,941,071	41,731,184
Total distributable earnings/(loss)	(6,626,668)	(611,277)
Net Assets	$250,571,219	$41,161,609
Class Y:
Net assets	$250,571,219	$41,161,609
Shares outstanding	25,681,619	4,170,176
Net asset value, offering and redemption price per share	$9.76	$9.87
* Investments, at cost	$246,696,682	$40,230,702
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Statements of Operations
For the Six Months Ended October 31, 2025
(Unaudited)
	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Investment income
Interest	$4,235,410	$664,924
Dividends	144,087	31,586
Total investment income	4,379,497	696,510
Expenses
Advisory fees(Note 2)	244,428	41,791
Trustees’ and officers’ fees(Note 2)	52,162	9,865
Legal fees	24,523	4,682
Audit fees	18,747	18,747
Administration and accounting fees(Note 2)	18,042	19,713
Custodian fees(Note 2)	12,093	5,022
Transfer agent fees(Note 2)	11,890	11,759
Shareholder reporting fees	11,556	11,227
Registration and filing fees	2,210	2,210
Other expenses	11,972	5,608
Total expenses before waivers	407,623	130,624
Less: waivers(Note 2)	(244,428)	(41,791)
Net expenses after waivers	163,195	88,833
Net investment income	4,216,302	607,677
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(229,376)	(117,544)
Net change in unrealized appreciation on investments	7,605,476	1,260,615
Net realized and unrealized gain on investments	7,376,100	1,143,071
Net increase in net assets resulting from operations	$11,592,402	$1,750,748
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Statements of Changes in Net Assets
	Pacific Capital Tax-Free Securities Fund
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$4,216,302	$7,132,852
Net realized losses from investments	(229,376)	(3,010,393)
Net change in unrealized appreciation on investments	7,605,476	2,086,114
Net increase in net assets resulting from operations	11,592,402	6,208,573
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(4,215,998)	(7,133,182)
Net decrease in net assets from dividends and distributions to shareholders	(4,215,998)	(7,133,182)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	8,600,873	(98,275)
Total increase/(decrease) in net assets	15,977,277	(1,022,884)
Net assets
Beginning of year/period	234,593,942	235,616,826
End of year/period	$250,571,219	$234,593,942
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Statements of Changes in Net Assets (Concluded)
	Pacific Capital Tax-Free Short Intermediate Securities Fund
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Net increase/(decrease) in net assets from operations:
Net investment income	$607,677	$1,207,316
Net realized losses from investments	(117,544)	(21,971)
Net change in unrealized appreciation/(depreciation) on investments	1,260,615	(142,352)
Net increase in net assets resulting from operations	1,750,748	1,042,993
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(607,678)	(1,207,312)
Net decrease in net assets from dividends and distributions to shareholders	(607,678)	(1,207,312)
Decrease in net assets derived from capital share transactions (Note 4)	(1,775,106)	(2,212,165)
Total decrease in net assets	(632,036)	(2,376,484)
Net assets
Beginning of year/period	41,793,645	44,170,129
End of year/period	$41,161,609	$41,793,645
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Financial Highlights

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$9.47	$9.51	$9.68	$9.69	$10.61	$10.30
Net investment income(1)	0.17	0.29	0.27	0.25	0.24	0.26
Net realized and unrealized gain/(loss) on investments	0.29	(0.04)	(0.17)	(0.01)	(0.92)	0.31
Total from investment operations	0.46	0.25	0.10	0.24	(0.68)	0.57
Dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.29)	(0.27)	(0.25)	(0.24)	(0.26)
Net asset value, end of year/period	$9.76	$9.47	$9.51	$9.68	$9.69	$10.61
Total investment return(2)	4.86%	2.62%	1.05%	2.49%	(6.56)%	5.54%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$250,571	$234,594	$235,617	$240,807	$259,354	$275,648
Ratio of expenses to average net assets	0.13%(3)	0.14%	0.13%	0.14%	0.12%	0.11%
Ratio of expenses to average net assets without waivers(4)	0.33%(3)	0.34%	0.33%	0.34%	0.32%	0.31%
Ratio of net investment income to average net assets	3.45%(3)	3.01%	2.80%	2.54%	2.27%	2.43%
Portfolio turnover rate	24%(5)	20%	16%	9%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year/period	$9.60	$9.65	$9.83	$9.78	$10.28	$10.12
Net investment income(1)	0.14	0.27	0.24	0.16	0.12	0.15
Net realized and unrealized gain/(loss) on investments	0.27	(0.05)	(0.18)	0.05	(0.49)	0.16
Total from investment operations	0.41	0.22	0.06	0.21	(0.37)	0.31
Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.27)	(0.24)	(0.16)	(0.12)	(0.15)
Net realized capital gains	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.14)	(0.27)	(0.24)	(0.16)	(0.13)	(0.15)
Net asset value, end of year/period	$9.87	$9.60	$9.65	$9.83	$9.78	$10.28
Total investment return(2)	4.33%	2.26%	0.65%	2.16%	(3.61)%	3.04%
Ratios/Supplemental Data
Net assets, end of year/period (in 000s)	$41,162	$41,794	$44,170	$44,439	$47,329	$50,023
Ratio of expenses to average net assets	0.43%(3)	0.42%	0.41%	0.37%	0.38%	0.28%
Ratio of expenses to average net assets without waivers(4)	0.63%(3)	0.62%	0.61%	0.57%	0.58%	0.48%
Ratio of net investment income to average net assets	2.91%(3)	2.75%	2.49%	1.61%	1.18%	1.43%
Portfolio turnover rate	30%(5)	32%	55%	31%	27%	22%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Annualized.
(4)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements
October 31, 2025
(Unaudited)
1. Organization and Significant Accounting Policies
The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees of the Trust (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 10/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$244,789,129	$—	$244,789,129	$—
Short-Term Investment	3,312,801	3,312,801	—	—
Total Assets	$248,101,930	$3,312,801	$244,789,129	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$39,746,825	$—	$39,746,825	$—
Short-Term Investment	1,058,412	1,058,412	—	—
Total Assets	$40,805,237	$1,058,412	$39,746,825	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the six months ended October 31, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Dividends and Distributions to Shareholders — Dividends from net investment income for each Fund are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Segment Reporting — In accordance with the FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated its business activities and determined that it operates as a single reportable segment.
The Chief Operating Decision Maker (“CODM”) is the Investment Adviser Oversight Committee at the Adviser, the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Pronouncement — On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to ASC 740, Income Taxes. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of ASU 2023-09 and does not believe it will have a material impact on each Fund’s financial statements.
2. Transactions with Related Parties and Other Service Providers
Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2027. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). While the Adviser is currently waiving its entire investment advisory fee, investors who invest in a Fund through a bank trust account may be subject to account level fees applicable to such amount charged by affiliates of the Adviser, including Bank of Hawaii’s Trust Services Group.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Fee rates for the six months ended October 31, 2025, were as follows:
	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
Prior to July 31, 2025, JW Fund Management LLC (“JWFM”) provided a PEO and a PFO to the Trust. Effective August 1, 2025, Tidal ETF Services LLC (“Tidal”) provides a PEO and a PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. Tidal and Chenery are compensated for their services provided to the Trust. JWFM was compensated for its services provided to the Trust through July 31, 2025.
3. Investment in Securities
For the six months ended October 31, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$65,732,839	$56,765,050
Pacific Capital Tax-Free Short Intermediate Securities Fund	12,002,525	13,763,874
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the six months ended October 31, 2025, the Pacific Capital Tax-Free Securities Fund engaged in security purchase of $3,093,530 with an affiliated fund under Rule 17a-7.
4. Capital Share Transactions
For the six months ended October 31, 2025 and the year ended April 30, 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund:
Class Y
Sales	4,857,922	$46,207,704	2,979,671	$28,569,129
Reinvestments	2,172	20,736	3,733	35,831
Redemptions	(3,949,374)	(37,627,567)	(2,988,647)	(28,703,235)
Net increase/(decrease)	910,720	$8,600,873	(5,243)	$(98,275)

Pacific Capital Tax-Free Short Intermediate Securities Fund:
Class Y
Sales	273,248	$2,654,306	490,356	$4,777,484
Reinvestments	276	2,684	509	4,941
Redemptions	(456,117)	(4,432,096)	(717,630)	(6,994,590)
Net decrease	(182,593)	$(1,775,106)	(226,765)	$(2,212,165)

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
The tax character of distributions paid during the year ended April 30, 2025, were as follows:
	Ordinary Income Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Pacific Capital Tax-Free Securities Fund	$337,656	$337,656	$6,795,526	$7,133,182
Pacific Capital Tax-Free Short Intermediate Securities Fund	53,217	53,217	1,154,095	1,207,312

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
October 31, 2025
(Unaudited)
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2025, the components of distributable earnings/(loss)  on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Tax Exempt Income	Distributions Payable	Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$(7,802,529)	$628,058	$(628,373)	$(6,200,228)
Pacific Capital Tax-Free Short Intermediate Securities Fund	(1,029,056)	57,324	(96,160)	(686,455)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation as of October 31, 2025 were as follows:
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Pacific Capital Tax-Free Securities Fund	$246,696,682	$3,863,046	$(2,457,798)	$1,405,248
Pacific Capital Tax-Free Short Intermediate Securities Fund	40,230,702	703,227	(128,692)	574,535

*	Because tax adjustments are calculated annually at the end of each Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2025. For the year ended April 30, 2025, the Funds did not have late year ordinary loss deferrals and capital loss deferrals.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2025, the Funds' capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryforward were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Pacific Capital Tax-Free Securities Fund	$2,114,394	$5,688,135
Pacific Capital Tax-Free Short Intermediate Securities Fund	75,152	953,904
6. Concentration of Credit Risk
The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Concluded)
October 31, 2025
(Unaudited)
7. Debt Investment Risk
Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there was the following subsequent event:
On December 2, 2025, the Board of Trustees approved the reorganization of the Pacific Capital Tax-Free Short Intermediate Securities Fund into the Pacific Capital Tax-Free Securities Fund (the “Reorganization”). The Reorganization has not occurred as of the date the financial statements were issued.
Management has evaluated and has determined there were no additional subsequent events.

PACIFIC CAPITAL FUNDS
Other Information
(Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.
Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

Investment Adviser
Asset Management Group of Bank of Hawaii
111 South King Street, 4th Floor,
Honolulu, HI 96813
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
190 Middle Street Suite 301
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PAC-1025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Each Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: January 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)
Date: January 5, 2026
By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)
Date: January 5, 2026

* Print the name and title of each signing officer under his or her signature.